Leases - Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 46,143	$ 45,300
Less future interest charges	(13,029)	(14,739)
Total discounted lease obligations	33,114	30,561
Less: current portion of lease obligations	(13,608)	(10,663)
Non-current portion of lease obligations	19,506	19,898
Within one year [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	14,139	11,690
Between one and five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	17,592	16,676
Beyond five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 14,412	$ 16,934